Document And Entity Information	Feb. 09, 2023
Document Information [Line Items]
Entity, Registrant Name	Genasys Inc.
Document, Type	8-K
Document, Period End Date	Feb. 09, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-24248
Entity, Tax Identification Number	87-0361799
Entity, Address, Address Line One	16262 West Bernardo Drive
Entity, Address, City or Town	San Diego
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92127
City Area Code	858
Local Phone Number	676-1112
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common stock
Trading Symbol	GNSS
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity, Central Index Key	0000924383